Note 3 - Acquisitions (Detail) - Preliminary purchase price allocations for businesses acquired during fiscal 2013 (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	$ 54,155	$ 21,281	$ 49,449
Net working capital adjustments	(13)	(871)	(707)
	54,142	20,410	48,742
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	2,481	3,109	16,591
Capital assets	310	497	2,036
Deferred tax assets	22	3,063	891
Current liabilities	(1,578)	(4,227)	(8,772)
Deferred revenue	(927)	(1,862)	(3,039)
Deferred tax liability	(3,677)	(6,121)	(8,147)
Net tangible assets (liabilities) assumed	(3,369)	(10,047)	(344)
Goodwill	19,393	11,391	20,643
	54,142	20,410	48,742
Exentra Transport Solutions Limited [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	2,621
Exentra Transport Solutions Limited [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	10,827
Exentra Transport Solutions Limited [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559
Net working capital adjustments	(27)
	16,532
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883
Capital assets	116
Current liabilities	(1,008)
Deferred revenue	(26)
Deferred tax liability	(3,112)
Net tangible assets (liabilities) assumed	(3,147)
Goodwill	6,231
	16,532
Integrated Export Systems [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	6,941
Integrated Export Systems [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	15,236
Integrated Export Systems [Member] | Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	239
Integrated Export Systems [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	33,909
Net working capital adjustments	12
	33,921
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	767
Current liabilities	(184)
Deferred revenue	(901)
Net tangible assets (liabilities) assumed	(318)
Goodwill	11,823
	33,921
Infodis B.V. [Member] | Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	834
Infodis B.V. [Member] | Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	1,420
Infodis B.V. [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	3,687
Net working capital adjustments	2
	3,689
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	831
Capital assets	194
Deferred tax assets	22
Current liabilities	(386)
Deferred tax liability	(565)
Net tangible assets (liabilities) assumed	96
Goodwill	1,339
	3,689
Customer Relationships [Member]
Allocated to:
Finite life intangible assets acquired	10,396	3,158	13,628
Developed Technology Rights [Member]
Allocated to:
Finite life intangible assets acquired	27,483	15,301	15,205
Noncompete Agreements [Member]
Allocated to:
Finite life intangible assets acquired	$ 239	$ 283	$ 477